UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.4%
	Shares	Value
AUSTRALIA — 5.1%
Australia & New Zealand Banking Group	155,000	$3,719,772
CSL	45,000	3,270,204
Newcrest Mining *	300,000	2,482,835

		9,472,811

BRAZIL — 0.7%
Vale ADR, Cl B (A)	235,000	1,236,100

FRANCE — 10.3%
Airbus Group	42,000	2,997,680
AXA	185,000	4,905,535
BNP Paribas	33,000	2,162,446
Capgemini	47,000	4,520,329
Faurecia (A)	67,000	2,588,283
Technip	32,000	1,832,107

		19,006,380

GERMANY — 7.5%
Allianz	27,000	4,447,796
Bayer	33,000	4,896,586
Bayerische Motoren Werke	46,000	4,640,150

		13,984,532

HONG KONG — 3.7%
China Eastern Airlines, Cl H *	4,000,000	3,214,530
Galaxy Entertainment Group *	360,000	1,657,831
New World Development	1,680,000	2,030,571

		6,902,932

ISRAEL — 1.1%
Teva Pharmaceutical Industries ADR	30,000	2,070,600

ITALY — 0.7%
Tenaris	105,000	1,332,947

JAPAN — 25.6%
Astellas Pharma	292,000	4,400,210
Daiwa House Industry	135,000	3,364,240
Denso	80,000	3,971,104
East Japan Railway	58,000	5,734,695
KDDI	216,000	5,492,619
Komatsu	215,000	3,982,606
Kubota	330,000	5,656,039
Kuraray	260,000	3,068,082
Mitsubishi UFJ Financial Group	750,000	5,448,162
Seven & I Holdings	135,000	6,237,055

		47,354,812

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — 1.1%
Statoil ADR (A)	120,000	$2,029,200

SINGAPORE — 2.5%
DBS Group Holdings	310,000	4,571,951

SPAIN — 4.8%
Banco Santander	500,000	3,471,439
Inditex	82,500	2,841,606
Red Electrica	31,000	2,492,399

		8,805,444

SWEDEN — 4.5%
Nordea Bank	390,000	4,888,985
Volvo, Cl B	290,000	3,452,783

		8,341,768

SWITZERLAND — 10.9%
ABB	170,000	3,472,167
Credit Suisse Group	138,292	4,097,967
LafargeHolcim	55,000	3,851,316
Novartis	40,500	4,230,777
Zurich Insurance Group	15,000	4,593,175

		20,245,402

TAIWAN — 2.7%
Hon Hai Precision Industry	728,000	2,091,431
Taiwan Semiconductor Manufacturing ADR	135,000	2,984,850

		5,076,281

UNITED KINGDOM — 13.2%
BG Group	55,000	937,666
Diageo	70,000	1,954,761
Glencore Xstrata *	550,000	1,785,213
Home Retail Group	1,400,000	3,567,616
Royal Dutch Shell, Cl B	60,000	1,741,987
SABMiller	60,000	3,150,183
Standard Chartered	130,000	1,988,483
Vodafone Group ADR	125,000	4,722,500
WPP	205,000	4,702,569

		24,550,978

TOTAL COMMON STOCK (Cost $114,518,197)		174,982,138

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2014
(Unaudited)

SHORT-TERM INVESTMENTs (B) — 8.6%
	Shares	Value
Deutsche Money Market Series, Cl Institutional, 0.10% (C)	4,978,462	$4,978,462
Dreyfus Cash Management, Cl Institutional, 0.040%	9,948,902	9,948,902
Federated Prime Cash Obligations, Cl Institutional, 0.090% (C)	1,000,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,927,364)		15,927,364

TOTAL INVESTMENTS — 103.0% (Cost $130,445,561) †		$190,909,502

Percentages are based on Net Assets of $185,304,975.

*	Non-income producing security.

(A)	This security or a portion of this security is on loan at July 31, 2015. The total market value of securities on loan at July 31, 2015, was $5,321,480.

(B)	Rate shown is the 7-day effective yield as of July 31, 2015.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2015, was $5,978,462.

ADR — American Depositary Receipt

Cl — Class

†	At July 31, 2015, the tax basis cost of the Portfolio’s investments was $130,445,561 and the unrealized appreciation and depreciation were $68,165,302 and $(7,701,361), respectively.

As of July 31, 2015, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 investments.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

CSM-QH-001-2400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015